Variable Interest Entities (Details) $ in Millions	1 Months Ended	3 Months Ended
	Jan. 31, 2018 securitization_trust	Jun. 30, 2018 securitization_trust	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) securitization_trust	Dec. 31, 2017 USD ($)
Variable Interest Entity [Line Items]
Number of securitization vehicles held | securitization_trust				0
Number of securitization vehicles contributed | securitization_trust	3
Number of securitization vehicles sold | securitization_trust		2
Company Sponsored Funds
Variable Interest Entity [Line Items]
Exposure to the obligations of the investment entities | $			$ 15.3	$ 13.2	$ 10.2
Consolidated open-end fund
Variable Interest Entity [Line Items]
Exposure to the obligations of the investment entities | $			121.2	117.3	6.9
Trust
Variable Interest Entity [Line Items]
Exposure to the obligations of the investment entities | $			3.7	3.7	3.7
Securitization Vehicles
Variable Interest Entity [Line Items]
Exposure to the obligations of the investment entities | $					490.1
Securitization Vehicles | Variable Interest Entity, Unconsolidated
Variable Interest Entity [Line Items]
Exposure to the obligations of the investment entities | $			$ 65.7	$ 67.5	$ 102.2
Colony Credit
Variable Interest Entity [Line Items]
Number of securitization vehicles held | securitization_trust		0
Number of securitization vehicles contributed | securitization_trust		3